Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 06, 2015
Registrant Name		dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key		dei_EntityCentralIndexKey	0001498272
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	eqft
Document Creation Date		dei_DocumentCreationDate	Jul. 06, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 06, 2015
Prospectus Date		rr_ProspectusDate	Jul. 07, 2015
Equinox IPM Systematic Macro Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Equinox IPM Systematic Macro Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i)directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds, and (ii)directly, or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S.) markets across three major asset classes: currencies, fixed income and stock indices. The Subsidiary’s investment in futures contracts and futures-related instruments is directed by IPM Informed Portfolio Management AB (“IPM”) in accordance with its Systematic Macro Trading Program (the “IPM Program”). The Subsidiary is formed as a limited liability company under the laws of the State of Delaware. The Fund or its Subsidiary may also invest in derivative instruments such as swap agreements that provide exposure to the IPM Program.

The IPM Program takes a systematic, global macro approach to investment. Systematic trading strategies such as the IPM Program generally employ computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered. The IPM Program seeks to utilize models of short-term and long-term factors that affect investment returns. The models are based on market fundamentals. These quantitative models attempt to rank the relative attractiveness of global financial instruments in currency (developed as well as emerging markets), equity, and fixed-income markets. The outputs from the models are used to establish trading positions (long or short) in these markets, using primarily futures contracts and futures-related instruments. IPM’s investment process is guided by the work of its research team, which regularly reviews and develops trading systems and financial models using a wide array of analytical techniques.

The IPM Program seeks to invest in a diversified portfolio of futures contracts and futures-related instruments that combines a large number of uncorrelated investment ideas derived from four broad fundamental themes: value, risk premia, macroeconomic, and market dynamic. Consequently, the overall returns offered by the IPM Program are not expected to correlate to the returns of other asset classes including but not limited to equity securities, fixed-income securities, commodities and real estate.

“Value” themes seek to identify and take positions on the basis of discrepancies identified between prevailing market prices of assets and their long-term intrinsic values. An asset’s intrinsic value refers to the perception of the asset’s true value based upon fundamental analysis of basic, underlying factors that will affect the supply and demand of the asset.

“Risk premia” themes seek to exploit the time-varying nature of investment opportunities and returns that may be attributable at least in part to the preferences and actions of market participants, i.e. the relative attractiveness of taking a long position in risky assets such as stocks and bonds over different time horizons.

“Macroeconomic” themes seek to identify shifts in global economic activity and to establish positions that may profit from expected market responses and adjustments. Macroeconomic analysis generally analyzes economic, political or financial trends to seek returns from investments across a particular, or a number of, geographic regions.

“Market dynamic” themes recognize that each market has its own set of specific characteristics (such as investment flows, interest rate volatility, and other attributes) that may offer trading opportunities.

• Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps to gain exposure to a wide variety of global markets for currencies, interest rates and stock market indices and to hedge price risk, (ii)enter into swap agreements that provide exposure to the IPM Program, or (iii)invest in some combination of (i)and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the market price of a security, the value of a currency or the level of a financial rate, benchmark or index in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. To the extent the Fund employs derivatives to gain exposure to the IPM Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the IPM Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap at its discretion. The Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management fees payable to IPM. To the extent the reference asset of Swap is a pooled vehicle, the operating expenses of the reference asset are imbedded in the returns of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees of IPM paid by the reference asset range from 1.00% to 2.00% of notional assets. Because the Swap is designed to replicate the returns of the IPM Program, the performance of the Fund will primarily depend on the ability of the IPM Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and rules under it, in money market funds.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

The Fund may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in futures contracts and futures-related instruments, but it may also invest in U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s futures positions. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole member of the Subsidiary and does not expect interests in Subsidiary to be offered or sold to other investors.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund may also include the Subsidiary.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities, futures contracts and futures-related instruments as well as indirectly through its investment in the Subsidiary.

• IPM Program Risk. The profitability of any Fund investment in the IPM Program depends primarily on the ability of IPM to anticipate price movements in the relevant markets and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, trade, fiscal, monetary and exchange control programs and policies;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The IPM Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees and transaction fees, associated with the IPM Program through reduced returns. To the extent exposure to the IPM Program is accessed through a Swap and the reference asset of such Swap is a pooled vehicle, the operating expenses of the reference asset are imbedded in the returns of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees of IPM paid by the reference asset range from 1.00% to 2.00% of notional assets.

The successful use of futures contracts and futures-related instruments draws upon IPM’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and futures-related instruments have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the futures contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• IPM’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or its Subsidiary have insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and other derivative instruments such as swap agreements will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the IPM Program (and indirectly the Fund through its investment exposure to the IPM Program) will have the potential for greater losses, as well as the potential for greater gains, than if the IPM Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the IPM Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s net asset value (“NAV”) may be volatile because of its investment exposure to the IPM Program.

The trading decisions of the IPM Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at IPM have developed over time. The successful operation of the automated computer algorithms on which the IPM Program’s trading decisions are based is reliant upon IPM’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without IPM recognizing that fact before substantial losses are incurred. There can be no assurance that IPM will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying assets, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives inwhich the Fund or its invest in are futures contracts, forward contracts and swap agreements. Such instruments can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying reference assets of such instruments, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying reference asset, there are additional risks associated with such instruments that are possibly greater than the risks associated with investing directly in the reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in derivatives instruments could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price.

The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Some of the derivative contracts entered into by the Fund or the Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or its Subsidiary deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar (or another reference currency), or, in the case of short positions, that the U.S.Dollar (or other reference currency) will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the IPM Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a futures transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• Leverage/Volatility Risk. The use of leverage by the Fund will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, futures contracts and other derivative instruments are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a everaging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the IPM Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk.The Fund is exposed to portfolio turnover risk primarily through its exposure to the IPM Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the IPM Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the IPM Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk.Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of an instrument held by the Fund or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund’s performance information is shown in this section only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund’s performance information is shown in this section only when the Fund has had a full calendar year of operations.
Equinox IPM Systematic Macro Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EQIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Exchange Fee	[1]	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	[2]	rr_ManagementFeesOverAssets	1.74%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	[4]	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	[4]	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 613

[1]	The Fund's transfer agent charges this fee for each wire redemption.
[2]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 1.74% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees. Notwithstanding the management fee rate set forth above, the Adviser has voluntarily elected to reduce its advisory fee rate in respect of the first $10 million of the Fund's net assets to an annual rate of 1.33% of such amount for the period from the date of this prospectus until July 7, 2016. This waiver is not expected to be renewed after July 7, 2016.
[3]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. "Other Expenses" does not include costs associated with any over-the-counter derivatives that may provide the Fund with exposure to the IPM Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the IPM Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2015 in excess of 0.50% (annualized) of the notional exposure to the IPM Program provided by the relevant derivative instrument, based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund's investment in swaps is likely to increase. "Other Expenses" include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") based on estimated amounts for the current fiscal year. The Fund's investment in the IPM Program through its Subsidiary is also subject to certain derivative trading costs, including brokerage commissions and various exchange fees, which are not included in the calculation of Annual Fund Operating Expenses. The Fund indirectly bears such expenses in the form of reduced returns on its investments.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," and (v) brokerage commissions, do not exceed, on an annual basis, 1.89% of the Fund's average daily net assets. This expense limitation will remain in effect until November 30, 2016 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The fee table reflects only expense limitations in effect until July 7, 2016. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.